SEVERANCE AND EXIT COSTS - Changes in the severance and exit costs accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Severance and Exit Costs Accruals [Roll Forward]
Accruals, Beginning balance	$ 4,509	$ 1,979
Payments	(9,106)	(5,777)
Expenses	8,327	8,307
Accruals, Ending balance	$ 3,730	$ 4,509